Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 26.2%
6,363	iShares 20+ Year Treasury Bond ETF	$889,993	2.0
51,982	iShares Core U.S. Aggregate Bond ETF	5,736,733	12.7
21,969	Schwab U.S. TIPS ETF	1,362,298	3.0
8,900	Vanguard Emerging Markets ETF	425,598	0.9
53,842	Vanguard FTSE Developed Markets ETF	2,573,109	5.7
3,770	Vanguard Mid-Cap ETF	876,186	1.9

	Total Exchange-Traded Funds
	(Cost $12,405,932)	11,863,917	26.2

MUTUAL FUNDS: 73.7%
	Affiliated Investment Companies: 53.9%
154,502	Voya Global Bond Fund - Class P3	1,351,896	3.0
118,763	Voya High Yield Bond Fund - Class P3	913,288	2.0
1,603,428	Voya Intermediate Bond Fund - Class P3	15,761,700	34.7
77,765	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	877,184	1.9
102,390	Voya Multi-Manager International Factors Fund - Class P3	978,850	2.2
472,034	Voya Short Term Bond Fund - Class P3	4,569,290	10.1
		24,452,208	53.9

	Unaffiliated Investment Companies: 19.8%
187,196	TIAA-CREF S&P 500 Index Fund - Institutional Class	8,970,412	19.8

	Total Mutual Funds
	(Cost $34,863,923)	33,422,620	73.7

	Total Investments in Securities (Cost $47,269,855)	$45,286,537	99.9
	Assets in Excess of Other Liabilities	25,087	0.1
	Net Assets	$45,311,624	100.0

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$11,863,917	$–	$–	$11,863,917
Mutual Funds	33,422,620	–	–	33,422,620
Total Investments, at fair value	$45,286,537	$–	$–	$45,286,537

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class P3	$1,031,408	$629,490	$(215,190)	$(93,812)	$1,351,896	$3,414	$5,056	$-
Voya High Yield Bond Fund - Class P3	1,719,276	949,064	(1,590,200)	(164,852)	913,288	78,728	97,415	-
Voya Intermediate Bond Fund - Class P3	10,549,995	11,052,526	(5,241,664)	(599,157)	15,761,700	268,642	(119,831)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	685,118	604,011	(125,172)	(286,773)	877,184	16,605	8,969	111,607
Voya Multi-Manager International Factors Fund - Class P3	678,429	1,556,055	(1,093,238)	(162,396)	978,850	42,638	(12,138)	100,960
Voya Short Term Bond Fund - Class P3	3,425,736	2,051,381	(785,008)	(122,819)	4,569,290	57,700	(861)	-
	$18,089,962	$16,842,527	$(9,050,472)	$(1,429,809)	$24,452,208	$467,727	$(21,390)	$212,567

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At February 28, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $47,389,743.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$62,376
Gross Unrealized Depreciation	(2,165,582)

Net Unrealized Depreciation	$(2,103,206)